Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the named executive officers. In 2025, we did not grant any stock options, stock appreciation rights or similar instruments with option-like features to our named executive officers. Historically, the Company has generally granted new-hire option awards to our executive officers on or shortly following the executive’s employment start date. For other new hires, new-hire option awards are generally granted in the first week of the month following the new hire’s employment start date. Promotion option grants are generally granted in the month following the promotion date. Our non-employee directors receive automatic grants of initial and annual stock compensation awards which may be in the form of stock options or a combination of stock options and RSU's, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s shareholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation-Non-Employee Director Compensation Policy,” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because we have a practice of generally granting new-hire and promotion options as described above, the Board and the Compensation Committee generally do not take material non-public information (“MNPI”) into account when determining the timing or terms of awards, and they do not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	From time to time, the Company grants stock options to its employees, including the named executive officers. In 2025, we did not grant any stock options, stock appreciation rights or similar instruments with option-like features to our named executive officers. Historically, the Company has generally granted new-hire option awards to our executive officers on or shortly following the executive’s employment start date. For other new hires, new-hire option awards are generally granted in the first week of the month following the new hire’s employment start date. Promotion option grants are generally granted in the month following the promotion date. Our non-employee directors receive automatic grants of initial and annual stock compensation awards which may be in the form of stock options or a combination of stock options and RSU's, at the time of a director’s initial appointment or election to the Board and at the time of each annual meeting of the Company’s shareholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation-Non-Employee Director Compensation Policy,” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because we have a practice of generally granting new-hire and promotion options as described above, the Board and the Compensation Committee generally do not take material non-public information (“MNPI”) into account when determining the timing or terms of awards, and they do not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false